Income Taxes - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Federal statutory corporate tax rate	35.00%
Unrecognized tax benefits	$ 0	$ 0	$ 0
Interest and penalties on unrecognized benefits	0	0	0
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	74,300,000
Operating loss carryforwards expiration start year	2027
Operating loss carryforwards expiration end year	2035
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 65,000,000
Minimum [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards periods	10 years
Maximum [Member] | State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards periods	20 years